Leases	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Leases	Leases
For the years ended as of December 31, 2023 and 2022, the change in the Company’s right-of-use assets, is as follows:

	2023	2022
Balance at beginning of the period	Ps. 2,069	Ps. 1,472
Additions	586	1,083
Remeasurements	812	476
Additions from business combinations	—	13
Disposals	(271)	(296)
Depreciation	(776)	(660)
Hyperinflationary economies effect	6	13
Effects of changes in foreign exchange rates	(38)	(32)
Balance at end of the period	Ps. 2,388	Ps. 2,069

As of December 31, 2023 and 2022, the lease liabilities are integrated as follows:

	2023	2022
Maturity analysis – contractual undiscounted cash flows
Less than one year	Ps. 966	Ps. 675
One to three years	1,386	928
More than three years	1,353	1,462
Total undiscounted lease liabilities on December 31	Ps. 3,705	Ps. 3,065
Lease liabilities included in the statement of financial position on December 31	2,521	2,135
Current	Ps. 752	Ps. 472
Non-Current	Ps. 1,769	Ps. 1,663

For the years ended as of December 31, 2023 and 2022, the change in the Company’s lease liabilities, is as follows:

	2023	2022
Balance at beginning of the period	Ps. 2,135	Ps. 1,505
Additions	586	1,083
Remeasurements	812	476
Additions from business combinations	—	13
Disposals	(277)	(309)
Payments	(690)	(631)
Foreign exchange effects	(20)	17
Effects of changes in foreign exchange rates	(25)	(19)
Balance at end of the period	Ps. 2,521	Ps. 2,135

The total lease payments during 2023, 2022 and 2021 were Ps. 968, Ps. 763, and Ps. 730, respectively; out of which, Ps. 278, Ps. 132, and Ps. 101, represented the interest expense reported in the consolidated income statements for the years ended on December 31, 2023, 2022 and 2021, respectively.

The expenses for the low value assets and short-term leases reported in the consolidated income statements recognized in operating expenses for the years ended on December 31, 2023, 2022 and 2021 were Ps. 190, Ps. 116 and Ps. 183, respectively.

As of December 31, 2023, 2022 and 2021 the weighted average incremental borrowing rate was 10.18%, 9.29% and 7.18%, respectively.